Offsetting Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of offsetting of financial liabilities [abstract]
Summary of Information about Impact of Offsetting of Financial Assets and Liabilities

								Group
	Amounts subject to enforceable netting arrangements
	Effects of offsetting on balance sheet			Related amounts not offset			Assets not subject to enforceable netting arrangements(2)
	Gross amounts	Amounts offset	Net amounts on balance sheet	Financial instruments	Financial collateral(1)	Net amount		Balance sheet total(3)
2020	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Derivative financial assets	5,116	(1,754)	3,362	(820)	(1,840)	702	89	3,451
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	26,084	(6,485)	19,599	(129)	(19,470)	—	—	19,599
- Fair value	—	—	—	—	—	—	—	—
Loans and advances to customers and banks(4)	7,524	(1,073)	6,451	—	—	6,451	207,731	214,182
	38,724	(9,312)	29,412	(949)	(21,310)	7,153	207,820	237,232
Liabilities
Derivative financial liabilities	3,597	(1,754)	1,843	(820)	(839)	184	77	1,920
Repurchase, securities lending & similar agreements:
- Amortised cost	22,333	(6,485)	15,848	(129)	(15,719)	—	—	15,848
- Fair value	—	—	—	—	—	—	—	—
Deposits by customers and banks(4)	3,222	(1,073)	2,149	—	(502)	1,647	211,912	214,061
	29,152	(9,312)	19,840	(949)	(17,060)	1,831	211,989	231,829

2019
Assets
Derivative financial assets	4,493	(1,214)	3,279	(768)	(1,915)	596	84	3,363
Reverse repurchase, securities borrowing & similar agreements:
- Amortised cost	25,312	(1,676)	23,636	(537)	(23,099)	—	—	23,636
- Fair value	—	—	—	—	—	—	—	—
Loans and advances to customers and banks(4)	6,036	(1,248)	4,788	—	—	4,788	205,293	210,081
	35,841	(4,138)	31,703	(1,305)	(25,014)	5,384	205,377	237,080
Liabilities
Derivative financial liabilities	2,877	(1,214)	1,663	(768)	(572)	323	46	1,709
Repurchase, securities lending & similar agreements:
- Amortised cost	19,962	(1,676)	18,286	(537)	(17,749)	—	—	18,286
- Fair value	—	—	—	—	—	—	—	—
Deposits by customers and banks(4)	2,482	(1,248)	1,234	—	(502)	732	192,131	193,365
	25,321	(4,138)	21,183	(1,305)	(18,823)	1,055	192,177	213,360
(1)Financial collateral is reflected at its fair value, but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’.
(4)The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.